INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

	Software*	License	Patents Pending	Total
Cost
Balance, December 31, 2021	$672,533	$850,000	$-	$1,522,533
Additions	1,725,660	-	42,961,382	44,687,042
Translation differences	(47,720)	-	-	(47,720)
Balance, December 31, 2022	2,350,473	850,000	42,961,382	46,161,855
Additions	366,325	-	-	366,325
Impairments	(2,525,459)	(850,000)	(9,498,279)	(12,873,738)
Translation differences	(110,101)	-	-	(110,101)
Balance December 31, 2023	$81,238	$-	33,463,103	$33,544,341

Accumulated amortization	Software	License	Patents Pending	Total
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Amortization	81,406	-	-	81,406
Translation differences	(168)	-	-	(168)
Balance December 31, 2023	$81,238	$-	-	$81,238

Net book value
At December 31, 2022	$2,350,473	$850,000	42,961,382	$46,161,855
At December 31, 2023	$-	$-	33,463,103	$33,463,103

*	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)